Property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	$ 1,626,032
Balance at end of period	1,897,748	$ 1,626,032
Impairment loss recognized	0	23,748
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,799,940	1,408,618
Additions	576,472	439,137
Write-offs		(23,748)
Foreign exchange movements	(170,012)	(24,067)
Balance at end of period	2,206,400	1,799,940
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(173,908)	(94,405)
Foreign exchange movements	(20,329)	(5,084)
Depreciation	155,073	84,587
Balance at end of period	(308,652)	(173,908)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	462,650
Balance at end of period	415,157	462,650
Plant and equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	586,360	449,044
Additions	53,808	172,369
Write-offs		(23,748)
Foreign exchange movements	(50,157)	(11,305)
Balance at end of period	590,011	586,360
Plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(123,710)	(67,113)
Foreign exchange movements	(12,641)	(3,615)
Depreciation	63,785	60,212
Balance at end of period	(174,854)	(123,710)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	257,113
Balance at end of period	981,071	257,113
Leasehold improvements | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	293,437	304,770
Additions	493,136
Foreign exchange movements	(57,574)	(11,333)
Reclassifications	360,695
Balance at end of period	1,089,694	293,437
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(36,324)	(22,489)
Foreign exchange movements	(6,053)	(1,115)
Depreciation	78,352	14,950
Balance at end of period	(108,623)	(36,324)
Motor Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	23,124
Balance at end of period	24,118	23,124
Motor Vehicles | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	36,998	38,427
Additions	14,214
Foreign exchange movements	(3,589)	(1,429)
Balance at end of period	47,623	36,998
Motor Vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(13,874)	(4,803)
Foreign exchange movements	(1,577)	(354)
Depreciation	11,208	9,425
Balance at end of period	(23,505)	(13,874)
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Balance at end of period	8,918
Computers | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Additions	10,427
Foreign exchange movements	(303)
Balance at end of period	10,124
Computers | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange movements	(39)
Depreciation	1,245
Balance at end of period	(1,206)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Balance at end of period	4,231
Furniture and fixtures | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Additions	4,887
Foreign exchange movements	(192)
Balance at end of period	4,695
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange movements	(19)
Depreciation	483
Balance at end of period	(464)
Capital work-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	883,145
Balance at end of period	464,253	883,145
Capital work-in-progress | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	883,145	616,377
Additions		266,768
Foreign exchange movements	(58,197)
Reclassifications	(360,695)
Balance at end of period	$ 464,253	$ 883,145